Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under lease commitments
2021
Six months period ending December 31, 2021	$2,293
2022	3,637
2023	3,135
2024	2,361
2025	1,944
2026	1,944
Thereafter	17,596
$32,910

December 31, 2020
2021	$3,539
2022	3,376
2023	3,001
2024	2,426
2025	2,025
Thereafter	19,675
$34,042